Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Basis Of Preparation [Line Items]
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	26.30%	23.90%
Foreign exchange translation differences transferred to the income statement	€ 60	€ 171	€ 272
Operating profit
Disclosure of Basis Of Preparation [Line Items]
Foreign exchange translation differences transferred to the income statement	16	146	110
Financing costs
Disclosure of Basis Of Preparation [Line Items]
Foreign exchange translation differences transferred to the income statement	56	1	173
Income tax expense
Disclosure of Basis Of Preparation [Line Items]
Foreign exchange translation differences transferred to the income statement	€ 20	€ 24	€ 11
Land and buildings | Minimum [Member]
Disclosure of Basis Of Preparation [Line Items]
Lease term	5 years
Land and buildings | Top of range [member]
Disclosure of Basis Of Preparation [Line Items]
Lease term	10 years